UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012
                                               ----------

Check here if Amendment [_]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Barrington Strategic Wealth Management Group, LLC
         -------------------------------------------------
Address: 190 South LaSalle St. STE 2160
         -------------------------------------------------
         Chicago, IL 60603
         -------------------------------------------------

Form 13F File Number: 28-13768
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Emily Rodgers
         -------------------------------------------------
Title:   Director
         -------------------------------------------------
Phone:   312-870-1900
         -------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Emily Rodgers                      Chicago, IL                02/13/2013
-----------------------------   ----------------------------   -----------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0
                                         ---------------
Form 13F Information Table Entry Total:  92
                                         ---------------
Form 13F Information Table Value Total:  $108,825.36
                                         ---------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

Barrington Strategic Wealth Management Group L.L.C.
12/31/2012
13F Report

                                                                FAIR
                                                            MARKET VALUE                   INVESTMENT          VOTING AUTHORITY
ISSUER                          TITLE OF CLASS  CUSIP      (IN THOUSANDS)       SHARES     DISCRETION        SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
3M Company                       COMMON STOCK   88579y101       309.1905          3330      Sole             3330
A T & T Inc new                  COMMON STOCK   00206r102      235.32951          6981      Sole             6981
Abbott Labs                      COMMON STOCK   002824100       652.1835          9957      Sole             9957
Altria Group Inc                 COMMON STOCK   02209S103      591.79512         18823      Sole            18823
America Movil Ser L ADR          COMMON STOCK   02364w105       645.3746         27890      Sole            26790             1100
American Sts Water               COMMON STOCK   029899101       494.6738         10310      Sole             9900              410
Apache Corp                      COMMON STOCK   037411105      757.45474      9649.105      Sole             9099          550.105
Apple Inc.                       COMMON STOCK   037833100      1101.5979          2070      Sole             1940              130
Aqua America Inc                 COMMON STOCK   03836W103       298.5579         11745      Sole            11745
Archer Daniels Midland           COMMON STOCK   039483102      863.19585         31515      Sole            29440             2075
Bank Of Montreal                 COMMON STOCK   063671101      893.23203     14571.485      Sole            13595          976.485
Barrick Gold Corp                COMMON STOCK   067901108     1176.16095         33595      Sole            32245             1350
Baxter International Inc         COMMON STOCK   071813109     1131.28686         16971      Sole            16421              550
Bed Bath & Beyond Inc            COMMON STOCK   075896100     1233.09505         22055      Sole            20835             1220
Berkshire Hathaway Cl B          COMMON STOCK   084670702       211.5126          2358      Sole             2358
Bristol Myers Squibb Company     COMMON STOCK   110122108      335.44887         10293      Sole            10293
Canadian Natl Railway Co         COMMON STOCK   136375102       222.9745          2450      Sole             2450
Caterpillar Inc                  COMMON STOCK   149123101     1145.48902     12783.263      Sole            12333          450.263
Chevron Corp                     COMMON STOCK   166764100     1298.97768         12012      Sole            12012
Cimarex Energy Co                COMMON STOCK   171798101     2674.57317         46329      Sole            44704             1625
Cntrl Fund of Canada Ltd         COMMON STOCK   153501101      2744.2047        130490      Sole           123865             6625
Coca Cola Co                     COMMON STOCK   191216100       469.8725         12962      Sole            12962
ConocoPhillips                   COMMON STOCK   20825c104      263.15862          4538      Sole             4538
Covidien Ltd                     COMMON STOCK   G2554F113     1095.26232     18968.866      Sole            17648         1320.866
CVS/Caremark Corp                COMMON STOCK   126650100       1283.209         26540      Sole            25790              750
Deere & Co                       COMMON STOCK   244199105       230.7414          2670      Sole             2670
Diageo PLC New Spons ADR         COMMON STOCK   25243q205     1717.33998         14731      Sole            13931              800
Duke Energy Corp                 COMMON STOCK   26441c105       531.6454          8333      Sole             8333
ETFS Physcl Swiss Gold Shs       COMMON STOCK   26922Y105     1899.62017         11501      Sole            10901              600
Exxon Mobil Corp                 COMMON STOCK   30231G102     2512.40508     29028.366      Sole            27272         1756.366
FedEx Corporation                COMMON STOCK   31428x106      535.82824          5842      Sole             5617              225
General Electric Co              COMMON STOCK   369604103     2043.69135         97365      Sole            92365             5000
Google Inc CL A                  COMMON STOCK   38259P508      936.57112          1324      Sole             1234               90
Heinz, H J                       COMMON STOCK   423074103      219.64544          3808      Sole             3808
Home Depot Inc                   COMMON STOCK   437076102      628.58155         10163      Sole             9738              425
HSBC Holdings PLC Spon ADR New   COMMON STOCK   404280406      835.69329         15747      Sole            14928              819
Humana Inc                       COMMON STOCK   444859102     1084.01085         15795      Sole            14995              800
Huntsman Corp Com                COMMON STOCK   447011107         205.11         12900      Sole            12900
Ing Prime Rate Trust Sh Ben In   COMMON STOCK   44977w106       136.9305         22050      Sole            22050
International Business Machine   COMMON STOCK   459200101     1169.28409     6104.3283      Sole        5819.1763          285.152
iShares Barclays 1-3 Yr Treas    COMMON STOCK   464287457        3967.74         47000      Sole            45800             1200
iShares Barclays 20+ Yr. Treas   COMMON STOCK   464287432     3121.96034         25763      Sole            24653             1110
iShares Barclays 7-10 Yr Treas   COMMON STOCK   464287440      804.56265          7485      Sole             7485
iShares Barclays Aggregate Bon   COMMON STOCK   464287226     3148.25646     28342.244      Sole            25841         2501.244
iShares Barclays Tips Bond Ind   COMMON STOCK   464287176     6911.30563    56925.3408      Sole       55671.3408             1254
iShares DJ Sel Div Index Fd      COMMON STOCK   464287168       1894.644         33100      Sole            33100
iShares MSCI ACWI Index          COMMON STOCK   464288257     1910.02608         39726      Sole            39726
iShares MSCI EAFE Index Fd       COMMON STOCK   464287465       512.8772          9020      Sole             9020
iShares MSCI Emerging Mkts Ind   COMMON STOCK   464287234      4524.1435        102010      Sole            97160             4850
iShares Russell 3000 Value       COMMON STOCK   464287663      418.10975          4385      Sole             4385
J P Morgan Chase & Co            COMMON STOCK   46625H100     1266.16327     28796.661      Sole            26840         1956.661
Lockheed Martin Corp             COMMON STOCK   539830109       214.1128          2320      Sole             2320
Marathon Petroleum Corporation   COMMON STOCK   56585A102        393.687          6249      Sole             6249
MasterCard Inc                   COMMON STOCK   57636Q104      509.45736          1037      Sole              997               40
McDonalds Corp                   COMMON STOCK   580135101     1986.13636         22516      Sole            21591              925
Merck & Co                       COMMON STOCK   58933Y105       705.6009         17235      Sole            17235
Microchip Technology Inc         COMMON STOCK   595017104      1311.4216         40240      Sole            38090             2150
Microsoft Corp                   COMMON STOCK   594918104     1112.91307         41667      Sole            39217             2450
Molex Incorporated               COMMON STOCK   608554101      707.60103         25891      Sole            24316             1575
National Fuel Gas                COMMON STOCK   636180101       1551.114         30600      Sole            29975              625
NextEra Energy Inc               COMMON STOCK   65339f101      905.42034         13086      Sole            12386              700
Novartis AG ADS                  COMMON STOCK   66987v109      2003.1285         31645      Sole            29895             1750
PartnerRe Ltd                    COMMON STOCK   G6852T105       525.5997          6530      Sole             6355              175
PepsiCo Inc                      COMMON STOCK   713448108     1390.70289         20323      Sole            19348              975
Pfizer                           COMMON STOCK   717081103     1017.41822     40568.047      Sole            38991         1577.047
Philip Morris International      COMMON STOCK   718172109      327.61788          3917      Sole             3917
Phillips 66                      COMMON STOCK   718546104       380.7801          7171      Sole             7171
PIMCO Total Return ETF           COMMON STOCK   72201R775     3920.67465         35953      Sole            35947                6
Plum Creek Timber Co             COMMON STOCK   729251108       816.8517         18410      Sole            17185             1225
Praxair Inc                      COMMON STOCK   74005P104      408.79575          3735      Sole             3435              300
Procter & Gamble Co              COMMON STOCK   742718109      672.17889          9901      Sole             9901
Qualcomm Inc                     COMMON STOCK   747525103       828.9805         13401      Sole            12301             1100
Rayonier Inc                     COMMON STOCK   754907103      443.45748          8556      Sole             8556
Redwood Trust Inc                COMMON STOCK   758075402      880.89795         52155      Sole            49805             2350
Rockwell Collins                 COMMON STOCK   774341101      718.86486         12358      Sole            11558              800
S & P Depository Receipts SPDR   COMMON STOCK   78462f103     3413.28288         23968      Sole            22210             1758
Schlumberger Ltd                 COMMON STOCK   806857108      911.76168         13157      Sole            12532              625
Short S&P 500 Proshares  ETF     COMMON STOCK   74347R503     3247.31275         95425      Sole            90250             5175
Spectra Energy Corp              COMMON STOCK   847560109      244.44864          8928      Sole             8928
Starwood Property Trust, Inc.    COMMON STOCK   85571B105       1106.672         48200      Sole            45800             2400
The Walt Disney Company          COMMON STOCK   254687106      1338.8531         26890      Sole            25315             1575
Time Warner Cable Inc            COMMON STOCK   88732J207       409.1699          4210      Sole             3735              475
Towers Watson                    COMMON STOCK   891894107      476.37975          8475      Sole             7675              800
Vectren Corp Indiana             COMMON STOCK   92240G101       213.6204          7266      Sole             7266
Verizon Communications           COMMON STOCK   92343v104      386.79053          8939      Sole             8939
VMware, Inc.                     COMMON STOCK   928563402       485.7624          5160      Sole             4785              375
Vodafone Group PLC               COMMON STOCK   92857w209     1583.14112         62848      Sole            59673             3175
Wal-Mart Stores                  COMMON STOCK   931142103      693.83087         10169      Sole             9319              850
Wells Fargo & Co                 COMMON STOCK   949746101     1381.39424     40415.279      Sole            38089         2326.279
Western Gas Partners LP          COMMON STOCK   958254104      690.44877      14496.09      Sole            13700           796.09
WisTr Dreyfus China Yuan Fd      COMMON STOCK   97717W182       1182.039         46300                      42495             3805
WisTr Emrg Mkt Lcl Debt Fd       COMMON STOCK   97717X867     2032.34006     38016.088                      36815         1201.088